Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
Note 19.	Subsequent events

On January 16, 2026, ContextLogic submitted a registration statement on Form S-1 to the SEC in connection with a rights offering to existing stockholders to purchase up to 14,375,000 shares of common stock at an exercise price of $8.00 per share representing potential proceeds of approximately $115 million if fully subscribed. The rights were attached to the underlying common shares and traded together during the offering period under the temporary ticker LOGCD. The rights offering was intended to raise up to $115 million and support the financing of the Transaction. The rights offering was intended to close immediately prior to the acquisition of Parent Holdings and was not contingent on completion of the Transaction. To support the transaction financing, ContextLogic entered into multiple backstop agreements that obligate certain investors to purchase securities if the rights offering is undersubscribed. The registration statement was accepted on January 20, 2026.

On February 26, 2026, ContextLogic completed the acquisition of the Company for a purchase price of approximately $907.5 million, subject to customary adjustments, including for cash, debt, and net working capital, which comprised of approximately $582.3 million in cash consideration (including, among other sources, the use of approximately $212.6 million in net borrowing proceeds from term loans and approximately $115.0 million in proceeds from the rights offering) and approximately $325.2 million in equity rollover consideration. The Company is in the process of evaluating and measuring the identifiable assets acquired, liabilities assumed, and any resulting goodwill in accordance with ASC 805, Business Combinations. Due to the timing of the closing relative to the issuance of the Company’s consolidated financial statements, the initial accounting for the business combination has not yet been completed, including the preliminary allocation of the purchase price, valuation of acquired intangible assets, and the determination of fair value adjustments, are still being finalized.